Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Employee Savings and Stock Ownership Plan/Stock Based Compensation [Abstract]
STOCK BASED COMPENSATION
17.	STOCK BASED COMPENSATION

Stock-based compensation is accounted for in accordance with FASB ASC Topic 718 for Compensation – Stock Compensation. The Company establishes fair value for its equity awards to determine their cost. The Company recognizes the related expense for employees over the appropriate vesting period, or when applicable, service period, using the straight-line method. However, consistent with the guidance, the amount of stock-based compensation recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date. As a result, it may be necessary to recognize the expense using a ratable method.

The Company’s 2008 Equity Incentive Plan (“EIP”) authorizes the issuance of shares of common stock pursuant to awards that may be granted in the form of stock options to purchase common stock (“options”) and awards of shares of common stock (“stock awards”). The purpose of the Company’s stock-based incentive plans is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to certain officers, directors and employees. In order to fund grants of stock awards under the EIP, the Equity Incentive Plan Trust (the “EIP Trust”) purchased 1,612,386 shares of Company common stock in the open market for approximately $19.0 million during the year ended December 31, 2008. The Company made sufficient contributions to the EIP Trust to fund the stock purchases. The acquisition of these shares by the EIP Trust reduced the Company’s outstanding additional paid in capital. The EIP shares will generally vest at a rate of 20% over five years. As of December 31, 2011, 334,600 shares were fully vested and 200,500 shares were forfeited. All grants that were issued contain a service condition in order for the shares to vest. Awards of common stock include awards to certain officers of the Company that will vest only if the Company achieves a return on average assets of 1% or if the Company achieves a return on average assets within the top 25% of the SNL index of nationwide thrifts with total assets between $1.0 billion and $10.0 billion nationwide in the fifth full year subsequent to the grant.

Compensation expense related to the stock awards is recognized ratably over the five year vesting period in an amount which totals the market price of the Company’s stock at the grant date. The expense recognized for the year ended December 31, 2011 was $1.6 million compared to $1.8 million for the year ended December 31, 2010.

The following table summarizes the non-vested stock award activity for the year ended December 31, 2011:

Summary of Non-vested Stock Award Activity	Number of Shares	Weighted Average Grant Price
Non-vested Stock Awards outstanding, January 1, 2011	837,500	$11.00
Issued	175,500	8.38
Vested	(204,600)	11.68
Forfeited	(116,500)	10.95

Non-vested Stock Awards outstanding, December 31, 2011	691,900	$10.14

The following table summarizes the non-vested stock award activity for the year ended December 31, 2010:

Summary of Non-vested Stock Award Activity	Number of Shares	Weighted Average Grant Price
Non-vested Stock Awards outstanding, January 1, 2010	836,500	$11.28
Issued	153,000	9.70
Vested	(68,000)	11.55
Forfeited	(84,000)	10.96

Non-vested Stock Awards outstanding, December 31, 2010	837,500	$11.00

The fair value of the 204,600 shares vested during the year ended December 31, 2011 was $1.6 million. The fair value of the 68,000 shares vested during the year ended December 31, 2010 was $676 thousand.

The EIP authorizes the grant of options to officers, employees, and directors of the Company to acquire shares of common stock with an exercise price equal to the fair value of the common stock at the grant date. Options expire ten years after the date of grant, unless terminated earlier under the option terms. Options are granted at the then fair market value of the Company’s stock. The options were valued using the Black-Scholes option pricing model. During the year ended December 31, 2011, the Company granted 352,000 options compared to 279,100 options granted during the year ended December 31, 2010. All options issued contain service conditions based on the participant’s continued service. The options generally vest and are exercisable over five years. Compensation expense for the options totaled $1.2 million for the year ended December 31, 2011 compared $1.3 million for the year ended December 31, 2010.

A summary of option activity as of December 31, 2011 and changes during the twelve month period is presented below:

	Number of Options	Weighted Exercise Price per Shares
January 1, 2011	2,001,950	$11.21
Granted	352,000	8.38
Exercised	—	—
Forfeited	(168,580)	11.06
Expired	(99,270)	11.34

December 31, 2011	2,086,100	$10.74

A summary of option activity as of December 31, 2010 and changes during the twelve month period is presented below:

	Number of Options	Weighted Exercise Price per Shares
January 1, 2010	1,922,250	$11.44
Granted	279,100	9.70
Exercised	(3,000)	8.35
Forfeited	(153,800)	11.25
Expired	(42,600)	11.73

December 31, 2010	2,001,950	$11.21

The weighted average remaining contractual term was approximately 7.30 years for options outstanding as of December 31, 2011. Exercisable options totaled 916,540 and 657,550 at December 31, 2011 and 2010, respectively.

Significant weighted average assumptions used to calculate the fair value of the options for the years ended December 31, 2011 and December 31, 2010 are as follows:

	For the Year Ended December 31,
	2011	2010
Weighted average fair value of options granted	$3.29	$3.56
Weighted average risk-free rate of return	2.17%	2.98%
Weighted average expected option life in months	78	78
Weighted average expected volatility	35.18%	29.86%
Expected dividends	—	—

As of December 31, 2011, there was $3.2 million of total unrecognized compensation cost related to options and $5.1 million in unrecognized compensation cost related to non-vested stock awards granted under the EIP. As of December 31, 2010, there was $3.9 million in unrecognized compensation cost related to options and $6.4 million in unrecognized compensation cost related to non-vested stock awards granted under the EIP. The average weighted lives for the option expense were 2.80 and 2.98 years as of December 31, 2011 and December 31, 2010, respectively. The average weighted lives for the stock award expense were 2.79 and 3.09 years at December 31, 2011 and December 31, 2010, respectively.